CONVERTIBLE NOTES	12 Months Ended
Dec. 31, 2019
CONVERTIBLE NOTES [Abstract]
CONVERTIBLE NOTES
13.          CONVERTIBLE NOTES

	December 31,
	2018 $	2019 $
Current:
2017 Convertible Notes	–	29,481
	–	29,481

Non-current:
2017 Convertible Notes	636,716	–
2018 Convertible Notes	425,080	453,215
2019 Convertible Notes	–	903,117
	1,061,796	1,356,332

(a)	2017 Convertible Notes

During the year ended December 31, 2017, the Company issued the convertible promissory notes (the “2017 Convertible Notes”), in the aggregate principal amount of $675,000 to nine new investors and an existing shareholder, at an interest rate of 5% per annum, compounded annually on the unconverted and unpaid principal amount until the first to occur of (i) the maturity date, subject to further extension at investors’ election, (ii) the last day of the lockup period related to the IPO, (iii) the date of any conversion of the convertible promissory note in full, and (iv) the date of any other repayment or redemption of the convertible promissory note in full. The 2017 Convertible Notes will mature on their respective third anniversary dates.

The noteholders have the right, at their option, to convert the outstanding principal amount of the 2017 Convertible Notes, in whole or in part of a minimum of 50%, into fully paid and non-assessable ordinary shares of the Company at any time following the IPO closing date up to the maturity date if an IPO occurs, at a conversion price ranging from $13.13 to $14.26 calculated according to an agreed-upon formula which stipulates a discount to the IPO price based on a discount rate and the time period between the issuance dates of the relevant 2017 Convertible Notes and the IPO pricing date, subject to certain anti-dilution adjustments.

Notwithstanding the repayment on the maturity date as described above, if no IPO occurs, the 2017 Convertible Notes may be prepaid, in whole or in an amount equal to the outstanding unconverted and unpaid principal amount multiplied by 1.31, plus interest accrued and unpaid, on 18-month anniversary of the issuance dates, or if the noteholders elect to effect two years’ extension, the 2017 Convertible Notes may be prepaid in whole in the amount as described above on the 18-month anniversary of the respective third anniversary dates. Both the extension feature and prepayment feature are collectively referred to the “Embedded Call Option” hereafter.

If an event of default as defined in the 2017 Convertible Notes were to occur, the outstanding obligation under the 2017 Convertible Notes would be immediately due and payable (“Contingent Redemption Option”). If the event of default is related to any failure by the Company to pay amounts due under the 2017 Convertible Notes for more than three days after the original due date of such payment, an interest of 20% in lieu of the original interest will accrue on the principal or interest that is overdue (“Contingent Interest Feature”).

The initial carrying value of the Convertible Note is the consideration received from the Investors. The Company evaluated and determined if there were any embedded derivatives requiring bifurcation and to determine if there were any beneficial conversion features (“BCF”).

The Embedded Call Option, Contingent Redemption Option and Contingent Interest Feature did not qualify for derivative accounting because those were clearly and closely related to the host instrument.

BCF exists when the conversion price of the convertible note is lower than the fair value of the ordinary share at the commitment date. When a BCF exists as of the commitment date, its intrinsic value is bifurcated from the carrying value of the convertible note as a contribution to additional paid-in capital. The resulting discount to the convertible note is then accreted to the redemption value using the effective interest method as an interest expense recorded in the consolidated statements of operations. The Company determined the estimated fair value of the ordinary share with the assistance from an independent third party valuation firm.

On the respective commitment dates, the most favourable conversion price used to measure the BCF for the 2017 Convertible Notes was the effective conversion price of $14.807 before IPO according to the terms. No BCF was recognized for the 2017 Convertible Notes as the fair values per ordinary share at each of the commitment dates were less than the favourable conversion price.

Following the closing of the IPO on October 20, 2017, the American Depositary Shares (“ADSs”) representing the underlying Class A ordinary shares are publicly traded and the Conversion Option is subject to derivative accounting. The Company elected to use the fair value option which would require the hybrid instrument to be measured at fair value with any changes in fair value recognized in earnings.

During the years ended December 31, 2018 and 2019, certain noteholders had converted the outstanding principal amount of the 2017 Convertible Notes totalling $50,000 and $615,000 into 3,592,415 and 45,645,884 Class A ordinary shares, respectively. For the years ended December 31, 2017, 2018 and 2019, the Company recorded a loss (gain) of $51,950, ($41,259) and $472,877, respectively, as changes in fair value of 2017 Convertible Notes (inclusive of extinguishment gain/loss) in the statement of operations.

All the remaining outstanding 2017 Convertible Notes had been fully converted into Class A ordinary shares of the Company subsequent to December 31, 2019.
(b)	2018 Convertible Notes and 2019 Convertible Notes

The Company also issued the following convertible notes and the terms are as follow:

	2018 Convertible Notes	2019 Convertible Notes
Issuance date	June 18, 2018	November 18, 2019
Maturity date	July 1, 2023	December 1, 2024
Principal amount	$575,000	$1,150,000
Interest rate	2.25%	1.00%
Initial conversion rate	50.5165 ADSs per $1 principal amount, equivalent to $19.80 per ADS	19.9475 ADSs per $1 principal amount, equivalent to $50.13 per ADS
Agreed conversion date	January 1, 2023	June 1, 2024

The 2018 Convertible Notes and 2019 Convertible Notes holders (the ‘Holders’) have the right, at their option, to convert the outstanding principal amount of the convertible notes, in whole or in part in integral multiples of $1 principal amount (i) upon satisfaction of one or more of the conversion conditions as defined in the indenture prior to the close of business day immediately preceding the agreed conversion date; or (ii) anytime on or after the agreed conversion date until the close of business on the second scheduled trading day immediately preceding the maturity date (the “Conversion Option”).

The conversion subject to the anti-dilution and make-whole fundamental change adjustments. Upon conversion, the Company has the right, at its option, to pay or deliver, either cash, ADSs, or a combination of cash and ADSs to the Holders.

If certain events of default, changes in tax laws of the relevant taxing jurisdiction or fundamental change, optional redemption or clean up redemption as defined in the indenture were to occur, of which the optional redemption and clean up redemption only applies to the 2019 Convertible Notes, the outstanding obligations under the respective convertible notes could be immediately due and payable (the “Contingent Redemption Options”).

The Company evaluated the Conversion Option and Contingent Redemption Options in accordance with ASC 815 to determine if these features require bifurcation. The Conversion Option was not required to be bifurcated because it was indexed to the Company’s ADSs and meets all additional conditions for equity classification. The Contingent Redemption Options were not required to be bifurcated because they were considered to be clearly and closely related to the debt host, as the convertible notes were not issued at a substantial discount and are redeemable at par.
The 2018 Convertible Notes and 2019 Convertible Notes were accounted for under ASC 470-20 Cash Conversion Subsections as follow:

	2018 Convertible Notes	2019 Convertible Notes
Liability component	$410,926	$897,918
Effective interest rate	9.38%	6.03%
Equity component	$152,714	$240,582
Debt issuance cost, allocated in proportion to the allocation of proceeds	$11,360	$11,500

The liability component was measured at fair value and subsequently amortized to its redemption amount using the effective interest method. The residual value was allocated to the equity component, classified within Additional Paid-up Capital and not subsequently remeasured.

During the years ended December 31, 2018 and 2019, the Company recognized total interest expense for coupon interest of $6,936 and $14,312, respectively and amortization of discount on the liability component amounted to $14,154 and $33,334, respectively.

Capped call transactions

In connection with the offering of 2019 Convertible Notes, the Company entered into separately negotiated capped call transactions with certain counterparties (collectively, the “Capped Calls”). The Capped Calls have an initial strike price of approximately $50.13 per share, subject to certain adjustments, which corresponds to the initial conversion price of the 2019 Convertible Notes. The Capped Calls have an initial cap price of $70.36 per share, subject to certain adjustments. The Capped Calls are generally intended to reduce or offset the potential economic dilution of approximately 22,940,000 shares to our Class A ordinary shares upon any conversion of the 2019 Convertible Notes with such reduction or offset, as the case may be, subject to a cap based on the cap price. As the Capped Calls are considered indexed to the Company’s own stock and are equity classified, they are recorded in shareholders’ equity and are not accounted for as derivative. The cost of $97,060 incurred in connection with the Capped Calls was recorded as a reduction to additional paid-in capital. Capped Calls are excluded from the calculation of diluted earnings per share, as they would be antidilutive under treasury stock method.